Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Current Assets
Cash and cash equivalents	$ 2,620,400	$ 3,655,947
Restricted cash	321,801	150,973
Accounts receivable, net of allowance for doubtful accounts of $86,719 and $33,184, respectively	4,648,700	6,270,505
Notes receivable	2,968
Inventories, net	16,192,184	15,432,712
Advances to suppliers, net	3,126,045	6,097,833
Tax receivables	776,641	92,749
Prepaid expenses and other receivables	611,951	207,584
Total Current Assets	28,300,690	31,908,303
Property, plant and equipment, net	23,443,592	19,415,829
Land use rights, net	1,621,238	1,284,591
Intangible assets, net	2,789,303	2,968,745
Deferred tax assets, net	558,870	566,404
Long-term investment	218,417	210,867
Right-of-use lease assets		5,571
Other long-term receivables	744,467	823,116
TOTAL ASSETS	57,676,577	57,183,426
Current Liabilities
Accounts payable	6,964,460	6,279,484
Accrued expenses and other current liabilities	1,531,169	1,950,122
Advances from customers	1,690,464	1,415,175
Due to related parties	2,104,083	477,964
Short-term borrowings	24,773,938	21,292,963
Operating lease liabilities – current	87,367	89,917
Total Current Liabilities	37,151,481	31,505,625
Long-term borrowings	291,223
Other long-term payables	47,280	52,590
TOTAL LIABILITIES	37,489,984	31,558,215
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary share, $0.0001 par value, 500,000,000 shares authorized, 14,006,250 and 14,006,250 shares issued and outstanding as of March 31, 2023 and September 30, 2022	1,401	1,401
Additional paid-in capital	23,256,219	23,256,219
Statutory reserves	1,497,537	1,496,314
(Accumulated deficit) / Retained earnings	(2,506,040)	2,484,385
Accumulated other comprehensive loss	(2,301,399)	(1,902,108)
Total Equity Attributable to Ostin Technology Group Co., Ltd.	19,947,718	25,336,211
Equity attributable to non-controlling interests	238,875	289,000
Total Shareholders’ Equity	20,186,593	25,625,211
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 57,676,577	$ 57,183,426